Organization and Summary of Significant Accounting Policies (Details 3) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Common shares equivalents, outstanding	24,381,679	19,436,262	18,817,702	21,134
Convertible notes [Member]
Common shares equivalents, outstanding	1,845,703
Convertible preferred stock [Member]
Common shares equivalents, outstanding	16,660,275	17,929,825	16,616,250
Warrants [Member]
Common shares equivalents, outstanding	3,653,443	470,939	470,939	15,174
Options [Member]
Common shares equivalents, outstanding	1,355,758	540,905	873,420	5,960
Stock awards [Member]
Common shares equivalents, outstanding	866,500	494,593	857,093